Loans and financings - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in loans and financings
Balance at the beginning of the year	$ 1,424,867	$ 1,447,299
New loans and financings	105,974	292,901
Payments of loans and financings	(19,437)	(295,104)
Foreign exchange gain	(1,114)	(5,777)
Gain on debt modification		(3,428)
Reclassification - Note 5(a)	(3,490)
Interest accrual	73,561	61,385
Interest paid	(71,804)	(72,409)
Balance at the end of the year	$ 1,508,557	$ 1,424,867